COST OF REVENUE	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
COST OF REVENUE

NOTE 15 – COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	September 30, 2024	September 30, 2023
Salaries and benefits	$565,206	$385,072
Subcontractors	136,690	-
Software and other	28,265	32,306
Depreciation	891	1,095
	$731,052	$418,473